Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Before Income Taxes
Income before income tax expense for the years ended December 31, 2022, 2021 and 2020 consisted of:

(in thousands)	2022	2021	2020
Pretax income (loss) in the Netherlands	$14,551	$7,062	($38,242)
Pretax income from foreign operations	498,050	618,771	477,714
	$512,601	$625,833	$439,472

Provision for Income Taxes
Income tax expense for the years ended December 31, 2022, 2021 and 2020 are as follows:

(in thousands)	2022	2021	2020
Current:
The Netherlands	$9,672	$1,714	$270
Foreign	89,321	116,808	86,720
	98,993	118,522	86,990
Deferred:
The Netherlands	(683)	(1,776)	(6,921)
Foreign	(8,920)	(3,512)	215
	(9,603)	(5,288)	(6,706)
Total income tax expense	$89,390	$113,234	$80,284

Difference Between Income Taxes Computed at Statutory Rate and Reported Income Taxes and Effective Tax Rate
The principal items comprising the differences between income taxes computed at the Netherlands' statutory income tax rate and our effective tax rate for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
The Netherlands' statutory income tax rate	25.8%	25.0%	25.0%
Taxation of foreign operations, net(1)	(4.9)	(3.0)	(2.1)
Unrecognized tax benefits(2)	0.9	1.6	8.2
Excess tax benefit related to share-based compensation	(0.5)	(1.0)	(0.6)
Prior year taxes	(1.1)	0.6	(1.6)
Government incentives(3)	(0.5)	(0.6)	(0.6)
Changes in tax laws and rates	(0.2)	(0.4)	(0.3)
Tax impact from (deductible) nondeductible items	(1.9)	0.2	(0.8)
Valuation allowance	0.0	(4.4)	(8.1)
Other items, net	(0.2)	0.1	(0.8)
Effective tax rate	17.4%	18.1%	18.3%
(1)Our effective tax rate reflects the benefit of our global operations where certain income or loss is taxed at rates higher or lower than the Netherlands’ statutory income tax rate of 25.8% as well as the benefit of some income being partially exempt from income taxes. These foreign tax benefits are due to a combination of favorable tax laws, regulations and exemptions in certain jurisdictions. Partial tax exemptions exist on foreign income primarily derived from operations in Germany, the Netherlands and Singapore. Further, we have intercompany financing arrangements in which the intercompany income is nontaxable in Dubai or partially exempt or subject to lower statutory income tax rates.
(2)In 2020, we recorded tax accruals related to the potential nondeductibility of the $95.0 million expense reimbursement paid in connection with the unsuccessful acquisition attempt by Thermo Fisher.
(3)Government incentives include tax credits in the U.S. relating to research and development expense and other government incentives.

Changes in Amounts of Unrecognized Tax Benefits
Changes in the amount of unrecognized tax benefits for the years ended December 31, 2022, 2021 and 2020 are as follows:

(in thousands)	2022	2021	2020
Balance at beginning of year	$103,618	$100,092	$58,002
Additions based on tax positions related to the current year	9,754	6,629	31,758
Additions for tax positions of prior years	4,544	5,036	3,560
Decrease for tax position of prior years	(8,958)	(266)	(57)
Decrease related to settlements	(23,346)	—	—
Decrease due to lapse of statute of limitations	(580)	(344)	(520)
(Decrease) increase from currency translation	(5,749)	(7,529)	7,349
Balance at end of year	$79,283	$103,618	$100,092

Components of Net Deferred Tax Assets and Liabilities	The components of the net deferred tax assets at December 31, 2022 and 2021 are as follows:

Deferred tax asset (liability) (in thousands)	2022	2021
Net operating loss and tax credit carryforward	$53,155	$67,853
Intangible assets	33,510	4,066
Accrued and other liabilities	27,544	26,513
Share-based compensation	21,792	20,464
Property, plant and equipment	4,032	6,046
Convertible notes	3,621	5,231
Inventories	3,003	4,790
Disallowed interest carryforwards	1,511	16,219
Other	6,479	7,287
Deferred tax assets before valuation allowance	154,647	158,469
Valuation allowance	(21,265)	(21,326)
Deferred tax assets, net after valuation allowance	$133,382	$137,143

Intangible assets	($55,921)	($62,585)
Property, plant and equipment	(33,847)	(29,241)
Inventories	(820)	(3,935)
Other	(3,997)	(6,077)
Deferred tax liabilities	($94,585)	($101,838)

Deferred tax assets, net	$38,797	$35,305

Change in the Valuation Allowance
The changes in the valuation allowance for the years ended December 31, 2022, 2021 and 2020 were as follows:

(in thousands)	2022	2021	2020
Balance at beginning of year	($21,326)	($37,332)	($87,619)
Additions charged to income tax provision	(4,470)	(620)	(6,614)
Deductions charged to income tax provision	4,287	28,251	42,204
(Additions) reductions charged to additional paid-in capital	—	(13,513)	13,513
Currency translation	244	1,888	1,184
Balance at end of year	($21,265)	($21,326)	($37,332)